Going Concern (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Going Concern [Abstract]
Net losses	¥ 700	¥ 188,000	¥ 83,000
Net cash used in operating activities	(169,500)	(34,700)	¥ (74,900)
Accumulated deficit	(1,421,800)	¥ (1,421,097)		$ (198,472)
Cash and cash equivalents	¥ 5,100